Cash, cash equivalents and restricted cash	12 Months Ended
Dec. 31, 2023
Cash, cash equivalents and restricted cash
Cash, cash equivalents and restricted cash

(5)Cash, cash equivalents and restricted cash

Cash, cash equivalents and restricted cash, as presented in the Consolidated Statements of Cash Flows, consisted of the following:

	December 31,	December 31,
	2023	2022
Cash and cash equivalents	$11,777	$9,414
Restricted cash (included in Other assets)	350	250
Total cash, cash equivalents and restricted cash shown in the Consolidated Statements of Cash Flows	$12,127	$9,664

Restricted cash is $350 held by our bank to support our corporate credit card program.